Financial income and expense (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of detailed information about financial income	Financial income

in CHF thousands, for the six months ended June 30	2022	2021
Interest income on financial assets held at amortized cost	244	17
Net foreign exchange gain	2,591	1,528
Total	2,835	1,545

Disclosure of detailed information about financial expense	Financial expense

in CHF thousands, for the six months ended June 30	2022	2021
Negative interest on financial assets held at amortized costs	(462)	(288)
Interest expense on leases	(23)	(27)
Other financial expenses	(5)	(4)
Total	(490)	(319)